Income Tax And Social Contribution - Summary of Tax Effective Rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Tax Effective Rate [Line Items]
Profit (loss) before income taxes	R$ 161,950	R$ 269,385	R$ 271,814
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income tax benefit (expense) at statutory rates	R$ 55,063	R$ (92,591)	R$ (92,417)
Reconciliation adjustments:
Expenses not deductible	(192)	(880)	(214)
Tax benefits	143	190	282
Share based payments	(1,589)	(516)	(297)
Unrecognised tax loss credits	(4,926)	(2,055)	0
Effect of presumed profit of subsidiaries and offshore subsidiaries	15,455	44,833	40,220
Other additions (exclusions), net	195	93	13
Income taxes expenses	(45,977)	(49,926)	(52,413)
Current	(51,658)	(58,566)	(53,144)
Deferred	R$ 5,681	R$ 8,640	R$ 731
Effective rate	28.00%	19.00%	19.00%